General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2025
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Salaries and benefits	$3.0	$2.5	$7.6	$5.0
Professional fees	1.3	2.3	2.8	3.7
Community contributions	0.1	0.3	0.5	0.4
Board of Directors' costs	0.1	0.1	0.2	0.2
Office expenses	0.2	0.1	0.8	0.4
Insurance costs	0.2	0.3	0.4	0.5
Other expenses	0.8	2.0	2.1	1.6
	$5.7	$7.6	$14.4	$11.8